Commitments and Contingencies - Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2017	Jun. 01, 2017
Commitments and Contingencies
Contingent purchase price paid	$ 2,470
Write off of accumulated foreign currency impacts	33,819
Publons
Commitments and Contingencies
Additional payments to acquire business	9,500	$ 9,500			$ 9,500
Contingent purchase price paid	2,470
Estimated fair value of contingent consideration	2,960	3,429		$ 5,900
Kopernio
Commitments and Contingencies
Additional payments to acquire business	3,500
TrademarkVision
Commitments and Contingencies
Estimated fair value of contingent consideration	4,115	4,115
Accrued expenses and other current liabilities | Publons
Commitments and Contingencies
Estimated fair value of contingent consideration	1,600	2,385	$ 1,600	2,250
Other non-current liabilities | Publons
Commitments and Contingencies
Estimated fair value of contingent consideration	1,360	$ 1,044	$ 1,360	$ 3,650
Other non-current liabilities | TrademarkVision
Commitments and Contingencies
Estimated fair value of contingent consideration	$ 4,115